RESTRUCTURING, ACQUISITION AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring, Acquisition, And Other [Abstract]
Disclosure of detailed information about restructuring, acquisition, and other costs

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Restructuring, acquisition and other excluding Shaw Transaction-related costs		276	365
Shaw Transaction-related costs	3	130	320

Total restructuring, acquisition and other		406	685